Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 20:- Commitments and Contingencies

a)	Liens:

1)	Liens have been incurred by Formula over a certain portion of the Matrix, Magic Software and Sapiens' shares which it held. As of December 31, 2019 Formula has collaterals attributed to a credit agreement with a financial institution and in connection with Formula's Series A Secured Debentures and Series C Secured Debentures issued by Formula on the TASE (see Notes 14 and 15).

2)	Composition of pledged shares of Matrix, Magic Software and Sapiens owned by Formula as of December 31, 2019:

	December 31, 2019
	Financial institution credit agreement	Formula's Series A Secured Debentures	Formula's Series C Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	1,569,098	4,128,865	6,031,761
Magic Software ordinary shares, par value NIS 0.1 per share	760,323	5,825,681	2,411,474
Sapiens common shares, par value €0.01 per share	511,920	1,260,266	2,957,590

3)	In January 2018, following the private placement of additional NIS 150,000 par value Series A Secured Debentures, Formula pledged additional 1,692,954 shares of Matrix and 3,487,198 shares of Magic Software (see Note 15).

4)	In January 2019, the Company unpledged, in accordance with the financial institution's credit agreement, 3,694,517 shares of Matrix, 1,356,820 shares of Magic Software and 898,613 shares of Sapiens. In January 2020, Following the final repayment by Formula of the loan, the Company unpledged the remaining pledged shares consisting 1,569,098 shares of Matrix, 760,323 shares of Magic Software and 511,920 shares of Sapiens.

5)	In March 2019, following the offering of Formula's Series C Secured Debentures of NIS 300,000 par value, Formula pledged 6,031,761 shares of Matrix, 2,411,474 shares of Magic Software and 2,957,590 shares of Sapiens (see Note 15).

b)	Guarantees:

As of December 31, 2019, the Group provided performance bank guarantees in an aggregate amount of approximately $35,996 as security for performance of various contracts with customers and suppliers. As of December 31, 2019, the Group provided bank guarantees in an aggregate amount of approximately $7,500 as security for rent to be paid for its leased offices. As of December 31, 2019, the Group had restricted bank deposits in an aggregate amount of $809 in favor of the above-mentioned bank guarantees.

In addition, The Company and its subsidiaries provided certain cross guaranties in favor of certain subsidiaries in the Group.

c)	Covenants:

In connection with the Group's debentures and credit facility agreements with banks and other financial institutions, as of December 31, 2019, the Group committed to the following:

1)	Formula

i)	Liability to Financial Institution

In the context of Formula's credit facility obtained from a financial institution, Formula has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a.	Formula shareholders' equity (not including minority interests) shall not be less than $160 million at all times. As of December 31, 2019 Formula shareholders' equity was $422 million.

b.	The ratio of Formula shareholders' equity (not including minority interests) to total consolidated assets will not be less than 20%. As of December 31, 2019, Formula shareholders' equity constituted 20.2% of total consolidated assets.

c.	The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities (financial debt, net) to the annual EBITDA (based on accumulated calculation for the four last quarters all based on the Company's consolidated financial statements) will not exceed 3.5. As of December 31, 2019, the ratio of the Company's financial debt, net to EBITDA was 0.4.

d.	The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities to the total assets will not exceed 30% (all based on the Company's consolidated financial statements). As of December 31, 2019, the Company's financial debts, net was 4.3% of total assets.

e.	Formula's financial liabilities in its stand-alone balance sheet shall not be higher than NIS 700 million (approximately $203 million). As of December 31, 2019, Formula's financial liabilities in its stand-alone balance sheet were $150 million.

f.	Formula will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party's debts without the financial institution's consent.

g.	Formula will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the financial institution's advance written consent unless it is done in the ordinary course of business.

h.	Formula committed not to distribute dividends except for if the ratio of the Company's unpaid principal amount of the loan to the fair market value of its collaterals will not exceed 50%, and if the distribution will not cause its cash, short-term deposits and short-term marketable securities to be less than NIS 45 million (approximately $13 million), or if the dividend will not exceed 75% of accumulated profits accrued from the date of which the loan was granted until the distribution.

In January 2020, meeting all the above-mentioned financial covenants, Formula repaid the last and final installment of its loan from financial institution from 2014, pursuant to which the credit agreement was fully matured and the related collaterals were released.

ii)	Formula's Debentures

In accordance with Formula's indenture for its Series A and Series C Secured Debentures, Formula has undertaken to maintain the following financial covenants and obligations:

a.	A covenant not to distribute dividends unless (i) Formula shareholders' equity attributable to Formula Systems shareholders shall not be less than $290 million, (ii) Formula's net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 50% of net CAP (defined as financial indebtedness, net, plus shareholders' equity), and (iii) the aggregate amount of distributions from January 1, 2016 shall not exceed the aggregate amount of net oncome for the year ended December 31, 2015 together with 75% of accumulated profits from January 1, 2016 until the respective distribution date and (iv) no event of default shall have occurred.

b.	Financial covenants, including (i) the equity attributable to Formula Systems shareholders , as reported in Formula's annual or quarterly financial statements, shall not be less than $215 million - as of December 31, 2019 Formula equity attributable to Formula Systems shareholders' was approximately $421.6 million, (ii) Formula's net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) - as of December 31, 2019 Formula's net financial indebtedness was 9.0% of net CAP, (iii) The ratio of Formula's net financial indebtedness to the last twelve-months period EBITDA will not exceed 5 (all based on the Company's quarterly and annual consolidated financial statements) – as of December 31, 2019 the ratio of Formula's net financial indebtedness to EBITDA was 0.41 and (iv) at all times, Formula's cash balance on a stand-alone basis will not be less than the semi annual interest payments for the unpaid principal amount of Series A and Series C Secured Debentures – as of December 31, 2019 Formula's cash balances exceeds the semi annual interest payments amount.

c.	Standard events of default including among others:

1.	Suspension of trading of the debentures on the TASE over a period of 60 days;
2.	If the rating of the debentures is less than BBB- by Standard and Poors Maalot or equivalent rating of other rating agencies;
3.	Failure to have the debentures rated over a period of 60 days;
4.	If there is a change in control without consent of the rating agency; and
5.	If Formula fails to continue to control any of its subsidiaries.

2)	Matrix

In the context of Matrix's engagements with banks and financial institutions for receiving credit facilities, Matrix has undertaken to maintain the following financial covenants, as they are expressed in its financial statements:

(i)	The total rate of Matrix financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix and shareholders' loans that have been and/or will be granted to Matrix (collectively, the "debts") will not exceed 40% of its total balance sheet.

(ii)	The ratio of Matrix net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2019, Matrix ratio of net debt to EBITDA was 0.9.

(iii)	Matrix equity shall not be lower than NIS 275 million (approximately $80 million) at all times. As of December 31, 2019 Matrix's equity was approximately NIS 740 million (approximately $214 million).

(iv)	Matrix balances of cash and short-term investments in its balance sheet shall not be less than NIS 50 million (approximately $14 million). In the context of Matrix' issuance of commercial Securities which are not listed, Matrix committed to maintain at all time a cash and short-term investments balances of approximately NIS 100 million (approximately $29 million). As of December 31, 2019, Matrix's cash and short-term investments were approximately NIS 460 million (approximately $133 million).

(v)	In the event that Formula ceases to hold 30% of Matrix share capital or is no longer the largest shareholder in Matrix, the credit may be placed for immediate repayment.

(vi)	Matrix has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%.

(vii)	Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party's debts as they are today and as they will be without the banks' consent (except for a first rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor).

(viii)	Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks' advance written consent unless it is done in the ordinary course of business.

3)	Sapiens

In accordance with the indenture for Sapiens' Series B Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it can operate its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in fundamental change in its operations. Sapiens Series B Debentures deed of trust also requires it to comply with certain financial covenants, as described below. A breach of the financial covenants for more than two successive quarters or a substantial downgrade in the rating of the debentures (below BBB-) could result in the acceleration of Sapiens' obligation to repay the debentures. The deed of trust includes the following provisions:

(i)	a negative pledge, subject to certain exceptions;

(ii)	a covenant not to distribute dividends unless (i) Sapiens equity attributable to Sapiens shareholders' shall not be less than $160 million, (ii) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity), (iii) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (iv) no event of default shall have occurred.

financial covenants, including (i) the equity attributable to the shareholders of Sapiens, as reported in its annual or quarterly financial statements, will not be less than $120 million – as of December 31, 2019 Sapiens' shareholders equity was $224 million, and (ii) Sapiens' net financial indebtedness (financial indebtedness offset by cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) – as of December 31, 2019 Sapiens' net financial indebtedness was 1.58% of net CAP, and (iii) the ratio of Sapiens' net financial indebtedness to EBITDA (based on accumulated calculation for the four last quarters) shall not exceed 5.5 – as of December 31, 2019 the ratio of Sapiens' net financial indebtedness to EBITDA was 0.07.

4)	Magic Software

Under the terms of the loan with an Israeli financial institution, Magic Software has undertaken to maintain the following financial covenants, as they will be expressed in its consolidated financial statements (in accordance with US GAAP):

(i)	Total equity attributable to Magic Software' shareholders shall not be lower than $100 million at all times – as of December 31, 2019 Magic Software shareholders' equity was $248 million;

(ii)	Magic Software's consolidated cash and cash equivalents and marketable securities available for sale shall not be less than $10 million – as of December 31, 2019 Magic Software's cash and marketable securities available for sale were $89 million;

(iii)	The ratio of Magic Software's consolidated total financial debts to consolidated total assets will not exceed 50% - as of December 31, 2019 Magic Software's financial debts were 5.4% of total assets;

(iv)	The ratio of Magic Software's total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2019 the ratio of Magic Software's net financial indebtedness to EBITDA was negative (-1.7) (cash exceeds indebtedness) ; and

(v)	Magic Software shall not create any pledge on all of its property and assets in favor of any third party without the financial institution's consent.

As of December 31, 2019, each of Formula, Matrix, Sapiens and Magic Software is in compliance with all of its financial covenants.

d)	Legal proceedings:

1)	In September 2016, an Israeli software company, which was previously involved in an arbitration proceeding with Magic Software in 2015 and won damages from it for $2.4 million, filed a lawsuit seeking damages of NIS 34,106 against Magic Software and one of its subsidiaries. This lawsuit was filed as part of an arbitration proceeding. In the lawsuit, the software company claimed that warning letters that Magic Software sent to its clients in Israel and abroad, warning those clients against the possibility that the conversion procedure offered by the software company may amount to an infringement of Magic Software's copyrights (the "Warning Letters"), as well as other alleged actions, have caused the software company damages resulting from loss of potential business. The lawsuit is based on rulings given in the 2015 arbitration proceeding in which it was allegedly ruled that the Warning Letters constituted a breach of a non-disclosure agreement (NDA) signed between the parties. Magic Software rejects the claims by the Israeli software company and moved to dismiss the lawsuit entirely. At this point, all the relevant motions have been filed and all witnesses deposed including legal summaries. The Group is unable to make a reasonably reliable estimate of its chances of successfully defending this lawsuit.

2)	In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries and affiliates are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Group accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Group intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigations, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Group may be subject could exceed the amounts (if any) that it has already accrued, the Group attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Group has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material.

e)	Royalty commitments:

Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority ("IIA"), formerly the Office of the Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

As of December 31, 2019, the estimated amount due to IIA amounted to $1,172. As of December 31, 2019, the Group had a contingent liability to pay royalties of $6,299.

f)	Insurance:

The Company and its subsidiaries and affiliates insure themselves in bodily injury and property damage insurance policies, including third party, professional liability and employer's liability insurance policies. Formula, Sapiens, Magic Software and Michpal directors and officers (D&O) are insured under an "umbrella" policy for insurance of directors and officers including D&O side A DIC policy (another layer of protection for officers) acquired by the Company for itself and its subsidiaries, for a period of 12 months from December 18, 2018 which was extended to February 14, 2020 and for a period of 12 months from February 15, 2020.